Property, plant and equipment, net (Details) In Thousands, unless otherwise specified	12 Months Ended																																12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Costs of materials and production USD ($)	Dec. 31, 2012 Costs of materials and production CNY	Dec. 31, 2011 Costs of materials and production CNY	Dec. 31, 2010 Costs of materials and production CNY	Dec. 31, 2012 Research and development USD ($)	Dec. 31, 2012 Research and development CNY	Dec. 31, 2011 Research and development CNY	Dec. 31, 2010 Research and development CNY	Dec. 31, 2012 Sales, marketing and distribution USD ($)	Dec. 31, 2012 Sales, marketing and distribution CNY	Dec. 31, 2011 Sales, marketing and distribution CNY	Dec. 31, 2010 Sales, marketing and distribution CNY	Dec. 31, 2012 General and administrative USD ($)	Dec. 31, 2012 General and administrative CNY	Dec. 31, 2011 General and administrative CNY	Dec. 31, 2010 General and administrative CNY	Dec. 31, 2012 Building and leasehold improvements USD ($)	Dec. 31, 2012 Building and leasehold improvements CNY	Dec. 31, 2011 Building and leasehold improvements CNY	Dec. 31, 2012 Machinery and equipment USD ($)	Dec. 31, 2012 Machinery and equipment CNY	Dec. 31, 2011 Machinery and equipment CNY	Dec. 31, 2012 Motor vehicles USD ($)	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2012 Furniture, fixtures and office equipment USD ($)	Dec. 31, 2012 Furniture, fixtures and office equipment CNY	Dec. 31, 2011 Furniture, fixtures and office equipment CNY	Dec. 31, 2012 Construction-in-progress CNY	Dec. 31, 2012 Construction-in-progress USD ($)	Dec. 31, 2011 Construction-in-progress CNY
Property, plant and equipment, net
Property, plant and equipment, gross	$ 206,181	1,284,525	1,282,163																		$ 93,685	583,666	543,317	$ 71,892	447,892	414,470	$ 7,172	44,683	43,973	$ 14,981	93,331	86,207	114,953	$ 18,451	194,196
Less: accumulated depreciation and amortization	(71,250)	(443,893)	(381,417)
Net amount of property, plant and equipment excluding deposits	134,931	840,632	900,746
Deposits for purchase of property, plant and equipment	2,073	12,914	25,069
Property, plant and equipment, net	137,004	853,546	925,815
Depreciation expense of property, plant and equipment
Total depreciation expense	$ 15,277	95,175	85,319	76,976	$ 4,866	30,316	28,526	32,135	$ 6,003	37,395	25,222	14,972	$ 43	269	302	296	$ 4,365	27,195	31,269	29,573													0